Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 08, 2012
(Columbia Energy and Natural Resources Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.35%
(Columbia Energy and Natural Resources Fund) | Class B Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	2.10%
(Columbia Energy and Natural Resources Fund) | Class C Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	2.10%
(Columbia Energy and Natural Resources Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[1]
Total annual Fund operating expenses	0.86%
(Columbia Energy and Natural Resources Fund) | Class K Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.41%	[1]
Total annual Fund operating expenses	1.16%
(Columbia Energy and Natural Resources Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.60%
(Columbia Energy and Natural Resources Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.10%
(Columbia Greater China Fund) | Class C Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	2.30%
(Columbia Greater China Fund) | Class B Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	2.30%
(Columbia Greater China Fund) | Class A Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.55%
(Columbia Greater China Fund) | Class I Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.13%	[1]
Total annual Fund operating expenses	1.08%
(Columbia Greater China Fund) | Class Z Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.30%
(Columbia Greater China Fund) | Class W Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.55%
(Columbia Value and Restructuring Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	0.84%
Fee waivers and/or reimbursements	none	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Columbia Value and Restructuring Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	1.32%
Fee waivers and/or reimbursements	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%
(Columbia Value and Restructuring Fund) | Class C Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	2.07%
Fee waivers and/or reimbursements	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.04%
(Columbia Value and Restructuring Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	1.57%
Fee waivers and/or reimbursements	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Value and Restructuring Fund) | Class W Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	1.32%
Fee waivers and/or reimbursements	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%
(Columbia Value and Restructuring Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements	(0.03%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Small Cap Growth Fund I) | Class A Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.34%
(Columbia Small Cap Growth Fund I) | Class I Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[1]
Total annual Fund operating expenses	0.88%
(Columbia Small Cap Growth Fund I) | Class B Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	2.09%
(Columbia Small Cap Growth Fund I) | Class C Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	2.09%
(Columbia Small Cap Growth Fund I) | Class R Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.59%
(Columbia Small Cap Growth Fund I) | Class Y Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[1]
Total annual Fund operating expenses	0.88%
(Columbia Small Cap Growth Fund I) | Class Z Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.09%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.26% for Class A, 2.01% for Class C, 0.85% for Class I, 1.51% for Class R and 1.26% for Class W.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.01% for Class Z.